Taxation - Summary of Reconciliation of Current Tax Credit at Standard Rate of UK Corporation Tax to Current Tax Credit (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before tax	£ (36,041)	£ (22,870)	£ (20,526)
Tax credit at the standard rate of U.K. corporation tax of 19% (2019: 19% ; 2018: 19%)	6,848	4,345	3,900
Effect of overseas tax rate	(85)	5	10
Impact of unrelieved tax losses not recognized	(6,763)	(4,350)	(3,937)
Adjustment in respect of prior year	(42)	228	62
Research and development tax credit in respect of current year	3,536	3,060	2,080
Taxation	£ 3,494	£ 3,288	£ 2,115